Operating costs - Operating costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Expense by nature [line items]
Excise duties	£ 5,945	£ 6,427	£ 6,269
Cost of sales	4,654	4,866	4,634
Marketing	1,841	2,042	1,882
Other operating items	3,120	1,917	1,956
Operating expenses	15,560	15,252	14,741
Increase in inventories	(275)	(446)	(296)
Raw materials and consumables	2,842	3,007	3,052
Marketing	1,841	2,042	1,882
Other external charges	2,044	2,285	1,849
Staff costs	1,404	1,580	1,509
Depreciation, amortisation and impairment	1,839	374	493
Gains on disposal of properties	(2)	(5)	(9)
Net foreign exchange losses/(gains)	15	(7)	6
Other operating income	(93)	(5)	(14)
Great Britain
Expense by nature [line items]
Excise duties	930	898	853
United States
Expense by nature [line items]
Excise duties	585	587	548
India
Expense by nature [line items]
Excise duties	1,927	2,202	2,094
Other
Expense by nature [line items]
Excise duties	£ 2,503	£ 2,740	£ 2,774